Financial instruments and risk management - Capital management - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 29, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)	[1]
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.0	2.7
Adjusted net borrowings		$ 21,446	$ 20,053
Post-employment benefit liabilities before tax		429	471	[1]	$ 486
Adjusted EBITDA		$ 7,037	$ 7,353
Basic earnings per share before exceptional items to dividend per share ratio		1.7
Final Dividend, Annual Increase		5.00%
Recommended Dividend, Annual Increase		5.00%
Major ordinary share transactions
Disclosure of detailed information about financial instruments [line items]
Proposed final dividend per share (in US dollar per share) | $ / shares	$ 0.6298
Recommended full year dividend | $ / shares		$ 1.0348
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		2.5
Basic earnings per share before exceptional items to dividend per share ratio		1.8
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.0
Basic earnings per share before exceptional items to dividend per share ratio		2.2

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.